NET INCOME PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net income	¥ 2,931,703	$ 401,712	¥ 2,847,933	¥ 488,246
Net income attributable to ordinary shareholders	¥ 2,931,703	$ 401,712	¥ 2,847,933	¥ 488,246
Denominator:
Weighted average number of shares - basic	2,545,968,813	2,545,968,813	2,532,109,710	2,473,078,408
Adjustments for dilutive options and RSUs	2,033,237	2,033,237	453,592	43,195,219
Weighted average number of shares - diluted	2,548,002,050	2,548,002,050	2,532,563,302	2,516,273,627
Basic net income per share attributable to ordinary shareholders | (per share)	¥ 1.15	$ 0.16	¥ 1.12	¥ 0.2
Diluted net income per share attributable to ordinary shareholders | (per share)	¥ 1.15	$ 0.16	¥ 1.12	¥ 0.19
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,033,237	2,033,237	453,592	43,195,219